UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2006

Date of reporting period: January 31, 2006

Michael W. Stockton
Treasurer
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

ITEM 1 - Reports to Stockholders

American Funds®

The right choice for the long term®

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds
Tax-Exempt Series I

Semi-annual report for the six months ended January 31, 2006

The Tax-Exempt Fund of Maryland® seeks a high level of current income free from Federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia® seeks a high level of current income free from Federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

These Funds are two of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares (unless otherwise indicated) and are not predictive of results in future periods. Fund results shown (unless otherwise indicated) are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Current and future results may be lower or higher than those shown. For the most current information and month-end results, visit americanfunds.com. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2005 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge
The Tax-Exempt Fund of Maryland	-0.85%	+4.19%	+4.48%
The Tax-Exempt Fund of Virginia	-1.51%	+3.78%	+4.34%

The Funds’ investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. The Funds’ results shown reflect the waivers, with-out which they would have been lower. Please see the Financial Highlights tables on pages 12 and 24 for details.

Results for other share classes can be found on pages 38 and 39. Please see the inside back cover for important information about other share classes.

All investments are subject to certain risks. Investments in the Funds are subject to interest rate fluctuations. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Funds.

Fellow shareholders:

Keeping in line with the stability of their respective state economies, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia posted modest returns for the six months ended January 31, 2006. During the period, the Maryland Fund and the Virginia Fund distributed income dividends of 31.0 cents and 30.5 cents a share, respectively.

If, like most shareholders of the Funds, you reinvested your dividends, your total return for the six-month period ended January 31 was 1.38% for the Maryland Fund and 1.06% for the Virginia Fund. Neither Fund paid capital gain distributions during this time. The chart below highlights the Funds’ average annual total returns over longer periods and compares them with their respective benchmark averages — the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average — as of January 31, 2006.

	1 year	5 years	10 years
The Tax-Exempt Fund of Maryland	+2.64%	+4.84%	+4.85%
Lipper Maryland Municipal Debt Funds Average	+1.99%	+4.43%	+4.57%
The Tax-Exempt Fund of Virginia	+2.03%	+4.40%	+4.68%
Lipper Virginia Municipal Debt Funds Average	+2.06%	+4.57%	+4.67%

The Maryland Fund’s tax-free income return with dividends reinvested was 1.94% (3.88% annualized), equivalent to 3.40% (6.80% annualized) from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 42.95%.

The Virginia Fund’s tax-free income return with dividends reinvested was 1.85% (3.70% annualized), which was equal to 3.12% (6.24% annualized) if you are in the highest combined Federal and state tax bracket of 40.75%.

The Fed and the economy
The U.S. economy remains robust despite elevated energy costs and interruptions stemming from the hurricane-ravaged Gulf Coast. By January, the unemployment rate fell to 4.7 percent, with noticeable job gains in the industries of construction, mining, food services, health care and financial services. Consumer spending and personal income remained strong throughout the period. On January 31, 2006, the Federal Reserve Board raised its target for the federal funds (short-term interest) rate by 25 basis points to 4.5 percent. Four previous rate increases were witnessed during the past six months.

In response to these increases, short-term municipal bond yields rose throughout the period. However, long-term municipal bond yields contradicted the market by holding steady, resulting in a flatter yield curve.

Maryland and Virginia economies
The state of Maryland’s financial condition is stable and its general obligation bonds continue to receive some of Moody’s Investor Service’s highest ratings. (General obligation bonds are typically used to fund local and state projects, such as public schools, jails, water treatment facilities, museums and private centers for the physically disabled.) This high-wealth state benefited from employment growth in manufacturing, trade, and the information and leisure industries. By the close of the six months under review, the state’s unemployment rate remained a full point lower than the national average.

The Commonwealth of Virginia concluded the past six months in fine form. With a surplus of $1 billion dollars and newly installed Governor Kaine determined to reinvigorate the state’s transportation funding, continued economic growth appears to be in Virginia’s forecast. Unemployment in the Commonwealth fell to 3.0 percent in December, the lowest it’s been in more than four years. Federal Homeland Security contracts and the trade industry largely supported the state’s thriving economy. Moody’s Investor Service reaffirmed the Commonwealth’s bonds as Aaa-rated and its financial condition as stable.

The Funds’ portfolios
The Maryland and Virginia portfolios continue to be conservatively positioned and well-diversified. As indicated on the chart on page 4 for the Maryland Fund and page 14 for the Virginia Fund, both contain a large number of high-quality, relatively liquid bonds. In seeking more value opportunities, the Funds’ portfolio managers increased positions in education and life care community bonds in Virginia, and hospital revenue and tax assessment bonds in Maryland.

Going forward
During the past six months, both Funds performed well in the face of rising short-term interest rates. With this in mind, we are still somewhat cautious when operating in these market conditions. Nevertheless, results from the past six months demonstrate the presence of value opportunities, the Funds’ resilience, as well as the sound state of affairs in Maryland and Virginia. Yet, if interest rates continue their broad ascent throughout the year, shareholders may see a decline in the Funds’ net asset values. Over time, however, rising rates may buoy the Funds’ income returns as proceeds from maturing bonds are reinvested in higher coupon issues.

On October 17, 2005, the Board of Trustees elected R. Clark Hooper as an independent trustee of the Trust, effective December 1, 2005. Ms. Hooper retired in 2003 from the NASD (formerly the National Association of Securities Dealers) where she had been employed for 32 years. She retired as Executive Vice President of Regulatory Policy and Oversight. At the end of December, T. Eugene Smith retired and Harry J. Lister resigned from the Board. Mr. Smith reached the Trust’s retirement age after almost 20 years of dedicated service to the Funds and their shareholders. Mr. Lister also had served the Trust for almost 20 years and was instrumental in its original organization and management throughout its history. Mr. Lister’s resignation is to accommodate new regulatory requirements that a fund’s board be composed of at least 75% independent trustees. We are extremely appreciative of the advice, support and leadership provided over the years by Messrs. Smith and Lister.

As always, we believe that your investment objectives will be best served by embracing a long-term perspective on all your municipal bond fund investments.

Sincerely,

James H. Lemon, Jr.	Jeffrey L. Steele
Vice Chairman of the Board	President

March 10, 2006

The Funds’ 30-day yields for Class A shares as of February 28, 2006, calculated in accordance with the Securities and Exchange Commission formula, were 3.13% for The Tax-Exempt Fund of Maryland and 3.23% for The Tax-Exempt Fund of Virginia, which reflect the fee waivers (3.10% and 3.19, respectively, without the fee waivers). (For Maryland investors in the 42.95% combined Federal, state and local tax bracket and for Virginia investors in the 40.75% combined Federal and state tax bracket, this is equivalent to taxable yields of 5.49% for The Tax-Exempt Fund of Maryland and 5.45% for The Tax-Exempt Fund of Virginia, which reflect the fee waivers - 5.43% and 5.38%,respectively, without the fee waivers.) The Funds’ distribution rates for Class A shares as of that date were 3.75% and 3.60%, respectively (3.72% and 3.57%, respectively, without the fee waivers). All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities, while the distribution rate reflects the Funds’ past dividends paid to shareholders. Accordingly, the Funds’ SEC yields and distribution rates may differ.

For current information about the Funds, visit americanfunds.com.

The Tax-Exempt Fund of Maryland

Summary investment portfolio January 31, 2006	(unaudited)

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Quality diversification:

Maturity diversification:[2]

[1]	If ratings are not available, they are assigned by the Fund’s research analysts.
[2]	Securities are included at prerefunded dates, not maturity dates.
[3]	Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund is 7.25 years.

Bonds & notes — 95.93%		Principal amount (000)	Market value (000)		Percent of net assets
Maryland — 85.25%
State Issuers — 48.08%
Community Dev. Administration, Dept. of Housing and
Community Dev.:
Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022		$2,000	$2,027.89%
Residential Rev. Bonds, AMT:	Series 1998-B, 5.00% 2009 5.00%-5.20% 2008-2022	1,680 2,510	1,740 2,567	>	1.89
Dept. of Transportation:
Consolidated Transportation Bonds:
Ref. Series 2003, 4.00% 2008		1,000	1,020.45
Series 2002, 5.50% 2017 Series 2003, 5.25% 2014 Series 2004, 5.00% 2018		2,000 4,000 1,000	2,275 4,448 1,074	>	3.41

The Tax-Exempt Fund of Maryland

		Principal amount (000)	Market value (000)		Percent of net assets
Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008		$1,415	$1,467.64%
Econ. Dev. Corp.:
Lease Rev. Bonds:
(Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25%-5.50% 2012-2013		2,500	2,718		1.19
(Dept. of Transportation Headquarters Fac), Series 2002:
5.00% 20145. 375% 2019		1,755 1,500	1,890 1,636	>	1.55
Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001,8.25% 2028 (preref. 2011)		2,000	2,405		1.05
Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.30% 2016 (put 2006)		2,000	1,994.87
Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured:
5.25% 2011 5.375% 2015		3,425 2,230	3,696 2,413	>	2.68
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010		3,500	3,632		1.59
G.O. Bonds, State and Local Facs.:
First Series Loan:
Capital Improvement Bonds, Series 2003-A, 5.25% 2016		1,500	1,681.74
Series 2000-H, 5.50% 2010 Series 2001-H, 5.50% 2011		2,000 1,000	2,176 1,095	>	1.43
Second Series Loan:
Series 1999-X, 5.25% 2012 (preref. 2009) 5.00%-5.25% 2009-2011		2,000 1,500	2,142 1,586	>	1.63
Health and Higher Educational Facs. Auth.:
Howard County General Hospital Issue, Rev. Bonds,
Series 1993, 5.50% 2013-2021 (escrowed to maturity)		2,680	2,769		1.21
Johns Hopkins University Issue, Rev. Ref. Bonds:
Series 1998, 5.25% 2014 5.00% 2011-2032		2,505 3,000	2,659 3,164	>	2.55
LifeBridge Health Issue, Rev. Bonds:
Series 2004-A, 5.00% 2014 5.00%-5.25% 2012-2018		2,450 2,000	2,618 2,127	>	2.08
MedStar Health Issue, Rev. Ref. Bonds, Series 2004:
5.75% 2016 5.00%-5.75% 2013-2033		3,500 2,500	3,890 2,663	>	2.87
Mercy Medical Center Issue, Rev. Ref. Bonds,
Series 1996, FSA insured, 6.50% 2013		2,000	2,269.99
Mercy Ridge Issue, Rev. Bonds:
Series 2003-A, 6.00% 2035 Series 2003-B, 5.00% 2008		2,000 1,000	2,109 1,011	>	1.37
Peninsula Regional Medical Center Issue, Rev. Bonds,
Series 2006:	5.00% 2021 5.00% 2036	1,000 2,000	1,059 2,050	>	1.36

The Tax-Exempt Fund of Maryland

		Principal amount (000)	Market value (000)		Percent of net assets
Health and Higher Educational Facs. Auth.: (continued)
PUMH of Maryland, Inc.-Heron Point of Chestertown Issue,
First Mortgage Rev. Bonds, Series 1998-A, 5.75% 2019-2026		$3,140	$3,179		1.39%
University of Maryland Medical System Issue, Rev. Bonds,
Series 2000, 6.75% 2030 (preref. 2010)		2,000	2,283		1.00
Northeast Maryland Waste Disposal Auth.:
Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project), Series 1998, AMT, 5.00% 2012		2,500	2,550		1.12
Solid Waste Rev. Ref. Bonds (Montgomery County
Solid Waste Disposal System), Series 2003, AMT,
AMBAC insured:	5.50% 2010 5.25%-5.50% 2009-2016	2,500 2,000	2,669 2,127	>	2.10
Transportation Auth., Airport Parking Rev. Bonds
(Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015		2,000	2,144.94
University System, Auxiliary Fac. and Tuition Rev. Bonds:
Series 2002-A, 5.125% 2022 4.00%-5.00% 2013		2,000 3,510	2,127 3,722	>	2.56
Other securities			14,908		6.53
			109,779		48.08
City & County Issuers — 37.17%
City of Annapolis, Special Obligation Bonds (Park Place
Project):	Series 2005-A, 5.35% 2034 Series 2005-B, 4.75% 2034	2,000 3,000	2,019 3,026	>	2.21
Anne Arundel County:
G.O. Bonds: Series 2002, 5.25% 2012		1,000	1,091.48
(Consolidated Golf Course Project),
Series 2005, 5.00% 2018-2021		2,515	2,713		1.19
Special Obligation Bonds:
(Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)		2,000	2,267.99
(National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)		1,500	1,757.77
Baltimore Convention Center, Hotel Rev. Bonds
(Baltimore Convention Center Hotel):
Series A, XLCA insured, 5.00%-5.25% 2019-2032 Series B, 5.875% 2039		2,250 2,500	2,395 2,603	>	2.19
Baltimore County, G.O. Bonds, Consolidated Public
Improvement Bonds, Series 2002:
5.25% 2010 5.25% 2015 (preref. 2012)		2,000 3,000	2,157 3,300	>	2.39
Mayor and City Council of Baltimore:
Project and Rev. Bonds (Wastewater Projects), 5.00%-6.00% 2015-2021		2,530	2,808		1.23
Project and Rev. Ref. Bonds (Water Projects), FGIC insured, 5.00% 2021-2024		1,635	1,744.76

The Tax-Exempt Fund of Maryland

	Principal amount (000)	Market value (000)		Percent of net assets
Frederick County, Urbana Community Dev. Auth., Special
Obligation Bonds: Series 1998, 6.625% 2025 Series 2004-B, 5.95%-6.25% 2030	$3,000 2,461	$3,159 2,573	>	2.51%
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,755		1.65
Montgomery County:
G.O. Consolidated Public Improvement Bonds:
Series 2001-A, 5.25% 2015 4.75%-5.30% 2011-2013	2,000 3,000	2,172 3,203	>	2.35
Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A, 6.00% 2014 (preref. 2006)	2,355	2,444		1.07
Special Obligation Bonds:
(Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	2,260	2,472		1.08
(West Germantown Dev. Dist.) RADIAN insured:
Series 2002-A, 5.375% 2020 Series 2004-A, 6.70% 2027	750 1,680	796 1,903	>	1.18
Prince George’s County:
Special Obligation Bonds:
(National Harbor Project), Series 2004, 5.20% 2034	4,000	4,034		1.77
(Woodview Village Infrastructure Improvements), Series 1997-A, 8.00% 2026	1,750	1,844.81
Special Tax Dist. Bonds (Victoria Falls Project),
Series 2005, 5.25% 2035	2,450	2,476		1.09
Washington Suburban Sanitary Dist., Montgomery and
Prince George’s Counties, G.O. Bonds:
Ref. Bonds of 1997, 5.75% 2017 Ref. Bonds of 2001, 4.50% 2015	1,510 3,000	1,765 3,109	>	2.14
Sewage Disposal Ref. Bonds of 2003, 5.00% 2012	1,000	1,082.47
Water Supply Bonds of 2005, 5.00% 2019	1,000	1,082.47
Other securities		19,120		8.37
		84,869		37.17

Puerto Rico — 8.37%
Electric Power Auth.:
Rev. Bonds, Series DD, FSA insured, 4.50% 2019	1,000	1,023.45
Rev. Ref. Bonds 4.75%-7.00% 2007-2021	3,020	3,166		1.39
Highways and Transportation Auth., Highway Rev. Ref.
Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	2,000	2,115.93
Public Buildings Auth., Government Facs. Rev. Bonds,
Series D, 5.25% 2027 (Preref. 2012)	4,500	4,894		2.14
Public Fin. Corp., Commonwealth Appropriation Bonds:
Series 2001-E, 6.00% 2026	500	597.26
Series 2004-A: 5.75% 2027 (put 2012) FGIC insured, 5.25% 2031 (put 2012)	3,755 2,500	4,087 2,705	>	2.98
Other securities		511.22
		19,098		8.37

The Tax-Exempt Fund of Maryland

	Principal amount (000)	Market value (000)		Percent of net assets
Virgin Islands — 1.62%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009-2010	$2,500	$2,608		1.14%
Other securities		1,100.48
		3,708		1.62

District of Columbia — 0.69%
Other securities		1,573.69
Total bonds & notes (cost: $211,939,000)		219,027		95.93

Short-term securities — 7.61%
Baltimore County, Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project), Series 2001, 3.08% 2026[1]	2,775	2,775		1.22
Econ. Dev. Corp.:
Multi-Modal Rev. Bonds (United States Pharmacopeial
Project): Series 2004-A, AMBAC insured, 3.08% 2034[1] Series 2004-B, AMBAC insured, 3.12% 2034[1]	1,600 600	1,600 600	>	.96
Rev. Bonds (Federation of American Societies for Experimental Biology Project), Series 2002-A, 3.08% 2030[1,2]	2,500	2,500		1.09
Maryland Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 3.00% 2029[1,2]	4,207	4,207		1.84
Washington Suburban Sanitary Dist.,Montgomery and Prince George’s Counties, G.O. Multi-Modal Bond Anticipation Notes, Series 2003-B, 2.95% 2023[1]	2,400	2,400		1.05
Other securities		3,300		1.45
Total short-term securities (cost: $17,382,000)		17,382		7.61
Total investment securities (cost: $229,321,000)		236,409		103.54
Other assets less liabilities		(8,081)		(3.54)
Net assets		$228,328		100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

[2]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations
AMT	=	Alternative Minimum Tax	Dist.	=	District	Fncg.	=	Financing
Auth.	=	Authority	Econ.	=	Economic	G.O.	=	General Obligation
Certs. of Part. = Certificates of Participation			Fac.	=	Facility	Preref.	=	Prerefunded
Dept.	=	Department	Facs.	=	Facilities	Ref.	=	Refunding
Dev.	=	Development	Fin.	=	Finance	Rev.	=	Revenue

The Tax-Exempt Fund of Maryland

Financial statements		(unaudited)
Statement of assets and liabilities at January 31, 2006
	(dollars and shares in thousands, except per-share amounts)
Assets:
Investment securities at market (cost: $229,321)		$236,409
Cash		104
Receivables for:
Sales of Fund’s shares	$844
Interest	2,224
Other assets	9	3,077
		239,590
Liabilities:
Payables for:
Purchases of investments	10,705
Repurchases of Fund’s shares	110
Dividends on Fund’s shares	230
Management services	63
Services provided by affiliates	142
Deferred trustees’ compensation	12	11,262
Net assets at January 31, 2006		$228,328

Net assets consist of:
Capital paid in on shares of beneficial interest		$221,284
Undistributed net investment income		148
Accumulated net realized loss		(192)
Net unrealized appreciation		7,088
Net assets at January 31, 2006		$228,328
Shares of beneficial interest issued and outstanding (unlimited shares authorized): 14,233 total shares outstanding
	Net assets	Shares outstanding	Net asset value per share[1]

Class A	$175,512	10,941	$16.04
Class B	18,344	1,143	16.04
Class C	22,822	1,423	16.04
Class F	7,882	491	16.04
Class R-5	3,768	235	16.04

[1]	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.66.

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland

Financial statements		(unaudited)
Statement of operations for the six months ended January 31, 2006

	(dollars in thousands)
Investment income:
Income:
Interest		$5,044
Fees and expenses:[1]
Investment advisory services	$232
Business management services	183
Distribution services	433
Transfer agent services	24
Administrative services	15
Reports to shareholders	18
Registration statement and prospectus	17
Postage, stationery and supplies	4
Trustees’ compensation	13
Auditing and legal	27
Custodian	1
Federal and state taxes	–*
Other	1
Total fees and expenses before waivers	968
Less waiver of fees and expenses:
Investment advisory services	23
Business management services	19
Total fees and expenses after waivers		926
Net investment income		4,118

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		41
Net unrealized depreciation on investments		(1,291)
Net realized gain and unrealized depreciation
on investments		(1,250)
Net increase in net assets resulting from operations		$2,868

1	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
*	Amount less than one thousand

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland

Statements of changes in net assets
	(dollars in thousands)

	Six months ended January 31, 2006*	Year ended July 31, 2005
Operations:
Net investment income	$4,118	$7,818
Net realized gain (loss) on investments	41	(225)
Net unrealized (depreciation) appreciation on investments	(1,291)	2,473
Net increase in net assets resulting from operations	2,868	10,066

Dividends paid or accrued to shareholders from net investment income	(4,148)	(7,767)

Capital share transactions	7,375	21,608

Total increase in net assets	6,095	23,907

Net assets:
Beginning of period	222,233	198,326
End of period (including undistributed net investment income: $148 and $178, respectively)	$228,328	$222,233

* Unaudited.

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland

Financial highlights1
		Income from investment operations[2]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 1/31/2006[5]	$16.13	$.31	$(.09)	$.22
Year ended 7/31/2005	15.94	.62	.19	.81
Year ended 7/31/2004	15.76	.64	.17	.81
Year ended 7/31/2003	15.93	.62	(.15)	.47
Year ended 7/31/2002	15.68	.69	.25	.94
Year ended 7/31/2001	15.12	.74	.56	1.30
Class B:
Six months ended 1/31/2006[5]	16.13	.25	(.09)	.16
Year ended 7/31/2005	15.94	.50	.19	.69
Year ended 7/31/2004	15.76	.52	.17	.69
Year ended 7/31/2003	15.93	.50	(.15)	.35
Year ended 7/31/2002	15.68	.57	.25	.82
Year ended 7/31/2001	15.12	.62	.56	1.18
Class C:
Six months ended 1/31/2006[5]	16.13	.25	(.09)	.16
Year ended 7/31/2005	15.94	.48	.19	.67
Year ended 7/31/2004	15.76	.50	.17	.67
Year ended 7/31/2003	15.93	.48	(.15)	.33
Year ended 7/31/2002	15.68	.55	.25	.80
Period from 4/12/2001 to 7/31/2001	15.49	.15	.20	.35
Class F:
Six months ended 1/31/2006[5]	16.13	.30	(.09)	.21
Year ended 7/31/2005	15.94	.60	.19	.79
Year ended 7/31/2004	15.76	.62	.17	.79
Year ended 7/31/2003	15.93	.60	(.15)	.45
Year ended 7/31/2002	15.68	.64	.25	.89
Period from 6/15/2001 to 7/31/2001	15.59	.07	.09	.16
Class R-5:
Six months ended 1/31/2006[5]	16.13	.32	(.09)	.23
Year ended 7/31/2005	15.94	.64	.19	.83
Year ended 7/31/2004	15.76	.67	.17	.84
Year ended 7/31/2003	15.93	.65	(.15)	.50
Period from 7/15/2002 to 7/31/2002	15.91	.03	.02	.05

	Six months ended
	January 31,	Year ended July 31
	2006[5]	2005	2004	2003	2002	2001
Portfolio turnover rate
for all classes of shares	3%	5%	11%	8%	5%	16%

The Tax-Exempt Fund of Maryland

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of Expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income to average net assets

$(.31)	$—	$(.31)	$16.04	1.38%	$175.71%[6]			.68%[6]		3.80%[6]
(.62)	—	(.62)	16.13	5.12	171.71			.69		3.84
(.63)	—	(.63)	15.94	5.17	154.72			.72		3.97
(.62)	(.02)	(.64)	15.76	2.98	156.73			.73		3.87
(.69)	—	(.69)	15.93	6.14	139.75			.75		4.40
(.74)	—	(.74)	15.68	8.77	119.80			.80		4.77

(.25)	—	(.25)	16.04	1.00	18	1.47	[6]	1.43	[6]	3.05	[6]
(.50)	—	(.50)	16.13	4.35	18	1.47		1.44		3.09
(.51)	—	(.51)	15.94	4.40	19	1.48		1.48		3.21
(.50)	(.02)	(.52)	15.76	2.22	18	1.48		1.48		3.09
(.57)	—	(.57)	15.93	5.35	11	1.49		1.49		3.62
(.62)	—	(.62)	15.68	7.96	4	1.54		1.54		3.91

(.25)	—	(.25)	16.04	.97	23	1.52	[6]	1.48	[6]	3.00	[6]
(.48)	—	(.48)	16.13	4.22	23	1.59		1.56		2.97
(.49)	—	(.49)	15.94	4.27	17	1.60		1.60		3.09
(.48)	(.02)	(.50)	15.76	2.09	13	1.61		1.61		2.97
(.55)	—	(.55)	15.93	5.20	6	1.64		1.64		3.51
(.16)	—	(.16)	15.68	2.29	1.49			.49		1.02

(.30)	—	(.30)	16.04	1.34	8.79		[6]	.75	[6]	3.70	[6]
(.60)	—	(.60)	16.13	4.98	6.84			.82		3.72
(.61)	—	(.61)	15.94	5.04	5.85			.85		3.85
(.60)	(.02)	(.62)	15.76	2.84	3.86			.86		3.73
(.64)	—	(.64)	15.93	5.81	2.99			.99		4.18
(.07)	—	(.07)	15.68	1.03	_–[7]	.14		.14		.45

(.32)	—	(.32)	16.04	1.47	4.54		[6]	.50	[6]	3.97	[6]
(.64)	—	(.64)	16.13	5.30	4.54			.51		4.02
(.66)	—	(.66)	15.94	5.36	3.54			.54		4.15
(.65)	(.02)	(.67)	15.76	3.16	3.55			.55		4.06
(.03)	—	(.03)	15.93	.31	3.02			.02		.18

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Based on average shares outstanding.
[3]	Total returns exclude all sales charges, including contingent deferred sales charges.
[4]
The ratios in this column reflect the impact, if any, of certain waivers. During some of the periods shown, Capital Research and Management Company (CRMC) and Washington Management Corporation (WMC) reduced fees for investment advisory services and business management services for all share classes.

[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $1 million.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Summary investment portfolio January 31, 2006	(unaudited)

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Quality diversification:

Maturity diversification:[2]

[1]	If ratings are not available, they are assigned by the Fund’s research analysts.
[2]	Securities are included at prerefunded dates, not maturity dates.
[3]	Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Virginia Fund is 6.94 years.

Bonds & notes — 95.78%	Principal amount (000)	Market value (000)		Percent of net assets
Virginia — 82.63%

State Issuers — 30.95%
College Building Auth.:
Educational Facs. Rev. Bonds:
(21st Century College Program), Series 1998, 5.00% 2017	$1,000	$1,030
(Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011	1,530	1,640	>	2.43%
(University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)	3,500	3,643

The Tax-Exempt Fund of Virginia

	Principal amount (000)	Market value (000)		Percent of net assets
Educational Facs. Rev. Ref. Bonds, (Hampton University
Project), Series 2003:
5.00% 2013 5.00% 2014	$1,000 1,815	$1,068 1,947	>	1.16%
Commonwealth Transportation Board, Transportation
Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	5,103		1.97
Housing Dev. Auth.:
Commonwealth Mortgage Bonds, 4.00%-4.65% 2010-2015	3,300	3,339		1.29
Multi-family Housing Bonds, 4.60%-5.95% 2009-2016	4,455	4,569		1.76
Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	849.33
Port Auth., Commonwealth Port Fund Rev. Bonds
(2002 Resolution), Series 2002, AMT:
5.00% 2012 5.00% 2013	1,000 3,700	1,063 3,939	>	1.93
Public Building Auth.:
Public Facs. Rev. Bonds:
Series 1998-B, 5.00% 2011 (preref. 2008) 5.00%-5.75% 2010-2016	2,100 2,000	2,182 2,134	>	1.66
Public Facs. Rev. Ref. Bonds, Series 2005-A:
5.00% 2015 5.00% 2017	1,000 2,680	1,090 2,900	>	1.54
Public School Auth., School Fncg. Bonds, (1997 Resolution):
Series 1998-A, 5.25% 2007	2,000	2,057
Series 1998-B, 4.50% 2009 Series 2005-D, 5.00% 2018	2,880 2,000	2,982 2,156	>	4.68
4.00%-5.25% 2009-2017	4,620	4,963
Rector and Visitors of the University of Virginia, General
Rev. Pledge Bonds, Series 2003-B, 5.00% 2016-2017	2,480	2,663		1.03
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program):
Series 2002-A, 5.25% 2014	1,460	1,585
Series 2003, 5.00% 2020 4.375%-5.00% 2010-2016	2,000 2,490	2,124 2,595	>	2.43
Southeastern Public Service Auth., Rev. Ref. Bonds,
Series 1998, AMBAC insured, 5.00% 2015	4,825	5,224		2.01
Tobacco Settlement Fncg. Corp., Tobacco Settlement
Asset-backed Bonds, Series 2005:
5.25% 2019 5.50% 2026	2,000 2,500	2,032 2,539	>	1.76
Other securities		12,910		4.97
		80,326		30.95

The Tax-Exempt Fund of Virginia

	Principal amount (000)	Market value (000)		Percent of net assets
City & County Issuers — 51.68%
Industrial Dev. Auth. of Albemarle County, Residential
Care Fac. Mortgage Rev. Ref. Bonds (Westminster-
Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	$2,000	$1,972.76%
Industrial Dev. Auth. of Arlington County, Alexandria/
Arlington Waste-to-Energy Fac. Resource Recovery Rev.
Bonds (Ogden Martin Systems of Alexandria/Arlington
Inc. Project), Series 1998-B, AMT, FSA insured,
5.375% 2012	2,785	2,904		1.12
Industrial Dev. Auth. of the County of Charles City:
Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of
Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	2,100	2,137.82
Tax-Exempt Solid Waste Disposal Rev. Bonds
(Waste Management, Inc.), Series 2002, AMT,
6.25% 2027 (put 2012)	1,000	1,099.42
City of Chesapeake:
G.O. Public Improvement and Ref. Bonds, Series 2001:
5.50% 2009 5.50% 2011	1,300 1,500	1,397 1,650	>	1.17
G.O. Ref. Bonds, Series 1993, 5.40% 2008	1,000	1,055.41
G.O. School Ref. Bonds, Series 2003, 5.00% 2013	3,000	3,242		1.25
City of Fairfax:
Econ. Dev. Auth., Public Fac. Lease Rev. Bonds
(City of Fairfax Public Improvement Projects),
Series 2005, 5.00% 2024	3,000	3,163		1.22
G.O. School Bonds, Series 2004, 5.00% 2027
Fairfax County:	1,640	1,733.67
Econ. Dev. Auth.:
Fairfax County Facs. Rev. Bonds (School Board
Central Administration Building Project Phase I),
Series 2005-A, 5.00% 2028	2,615	2,731		1.05
Retirement Community Rev. Bonds (Greenspring
Village, Inc. Fac), Series 1999-A:
6.75% 2012 7.50% 2029	500 2,500	536 2,715	>	1.25
Industrial Dev. Auth.:
Health Care Rev. Ref. Bonds (Inova Health Systems
Project), Series 1998-A, 5.00% 2011	1,500	1,549.60
Hospital Rev. Ref. Bonds (Inova Health System
Hospitals Project), Series 1993-A:
5.25% 2019 5.00%-5.25% 2007-2019	2,500 2,750	2,740 2,938	>	2.19
Public Improvement and Ref. Bonds, Series 2004-A,
5.00% 2006	1,300	1,304.50

The Tax-Exempt Fund of Virginia

	Principal amount (000)	Market value (000)		Percent of net assets
City of Hampton:
Convention Center Rev. Bonds, Series 2002, AMBAC
insured, 5.25% 2014-2015	$2,500	$2,709		1.04%
G.O. Public Improvement Ref. Bonds:
Series 1998, 5.00% 2013 5.00%-5.25% 2011-2014	2,240 2,000	2,415 2,159	>	1.76
Public Improvement Bonds, Series 2005-A, FGIC insured:
5.00% 2020 5.00% 2022	1,000 1,640	1,073 1,749	>	1.09
Industrial Dev. Auth. of County of Hanover, Hospital
Rev. Bonds (Memorial Regional Medical Center Project
at Hanover Medical Park), Series 1995, MBIA insured:
6.50% 2010 6.375% 2018	1,375 1,500	1,539 1,773	>	1.28
Econ. Dev. Auth. of James City County, Residential Care
Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg
Landing, Inc.), Series 2005:
5.35% 2026 5.50% 2034	2,250 750	2,274 755	>	1.17
Industrial Dev. Auth. of King George County, Solid Waste
Disposal Rev. Bonds (King George Landfill, Inc. Project),
Series 2003-A, AMT, 4.10% 2023 (put 2009)	1,000	994.38
Loudoun County:
Dulles Town Center, Community Dev. Auth., Special
Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	2,490	2,622		1.01
G.O.:
Public Improvement and Ref. Bonds, Series 2002-A,
5.00% 2012	1,795	1,939.75
Public Improvement Bonds, 5.00%-5.25% 2012-2015	1,500	1,611.62
Industrial Dev. Auth., Residential Care Fac. Rev. Ref.
Bonds, (Falcons Landing Project), Series 2004-A,
6.00% 2024	2,000	2,114.82
City of Newport News:
G.O. General Improvement and Water Bonds,
Series 2002-A, 5.00% 2016	1,585	1,704.66
G.O. General Improvement Bonds, Series 2004-A,
5.00% 2020	1,000	1,073.41
G.O. General Improvement Ref. Bonds, Series 2003-A,
5.00% 2010	1,000	1,062.41
Industrial Dev. Auth. of the City of Norfolk, Health Care
Rev. Bonds (Bon Secours Health System), Series 1997,
MBIA insured, 5.00% 2007	1,250	1,281.49

The Tax-Exempt Fund of Virginia

	Principal amount (000)	Market value (000)		Percent of net assets
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B,
AMT, FGIC insured:
5.375% 2014 5.375% 2015	$1,485 1,565	$1,573 1,659	>	1.25%
Prince William County Service Auth.:
Virginia Gateway Community Dev. Auth., Special
Assessment Bonds, Series 1999, 6.25% 2026	2,448	2,600		1.00
Water and Sewer System Rev. Ref. Bonds, Series 2003:
5.00% 2014 5.00% 2019	1,000 1,635	1,087 1,753	>	1.10
City of Richmond, G.O. Public Improvement Ref. Bonds:
Series 2001, FGIC insured, 5.375% 2015 (preref. 2011) Series 2005-B, FSA insured, 5.00% 2014	1,000 1,500	1,099 1,631	>	1.05
Industrial Dev. Auth. of the City of Roanoke, Hospital
Rev. Bonds (Carilion Health System Obligated Group),
Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,791		1.46
City of Virginia Beach:
Dev. Auth., Hospital Rev. Bonds (Virginia Beach General
Hospital Project), Series 1993, AMBAC insured:
6.00% 2011 5.125% 2018	1,000 2,200	1,105 2,398	>	1.35
Dev. Auth., Public Fac. Rev. Bonds (Town Center Project
Phase I), Series 2002-A:
5.375% 2017 5.00% 2021	1,500 2,000	1,630 2,113	>	1.44
G.O. Public Improvement Bonds, Series 2001:
5.00% 2012 (preref. 2011) 5.00% 2013 (preref. 2011)	2,425 2,425	2,618 2,618	>	2.02
G.O. Public Improvement Ref. Bonds, 5.00%
2015-2017	5,350	5,800		2.24
County of Isle of Wight Industrial Dev. Auth.:
Environmental Improvement Rev. Bonds (International Paper Co. Projects), Series 2000-A, AMT,6.60% 2024 Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.05% 2014	2,590 1,000	2,774 964	>	1.44
Industrial Dev. Auth. of the City of Winchester,
Residential Care Fac. Rev. Bonds (Westminster-
Canterbury of Winchester, Inc.), Series 2005-A,
4.875%-5.30% 2019-2035	3,005	3,020		1.16
Other securities		28,162		10.85
		134,106		51.68

The Tax-Exempt Fund of Virginia

	Principal amount (000)	Market value (000)		Percent of net assets
District of Columbia — 6.36%

Metropolitan Washington Airports Auth.:
Airport System Rev. and Ref. Bonds, Series 1998-B,
AMT, 5.25%-5.50% 2007-2010	$2,500	$2,589.99%
Airport System Rev. Bonds, 5.00%-5.50% 2014-2032	3,000	3,178		1.23
Airport System Rev. Ref. Bonds:
Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,128
Series 2005-D, AMBAC insured, 5.00% 2021 5.00%-5.375% 2008-2019	2,155 6,000	2,288 6,320	>	4.14
		16,503		6.36

Puerto Rico — 5.47%
Highways and Transportation Auth., Highway Rev. Ref.
Bonds, Series AA:
FSA insured, 5.00% 2026 (put 2010) AMBAC insured, 5.00% 2035 (put 2010)	2,000 1,150	2,114 1,216	>	1.28
Public Buildings Auth.:
Government Facs. Rev. Bonds, Series D,
5.25% 2027 (preref. 2012)	2,040	2,219.86
Government Facs. Rev. Ref. Bonds, Series C,
5.50% 2014	1,000	1,098.42
Public Fin. Corp., Commonwealth Appropriation Bonds,
Series 2004-A:
MBIA insured, 5.25% 2029 (put 2012) AMBAC insured, 5.25% 2030 (put 2012)	2,000 1,000	2,164 1,082	>	2.50
FGIC insured, 5.25% 2031 (put 2012)	3,000	3,246
Other securities		1,052.41
		14,191		5.47

Virgin Islands — 1.32%

Public Fin. Auth.:
Rev. and Ref. Bonds (Matching Fund Loan Notes),
5.20%-5.50% 2007-2009	2,000	2,076.80
Rev. Bonds (Matching Fund Loan Notes), Series 2004-A,
5.25% 2017-2018	1,250	1,345.52
		3,421		1.32
Total bonds & notes (cost: $241,498,000)		248,547		95.78

The Tax-Exempt Fund of Virginia

Short-term securities — 3.08%	Principal amount (000)	Market value (000)		Percent of net assets
Industrial Dev. Auth. of Loudon County, Virginia,
Multi-Modal Rev. Bonds (Howard Hughes Medical
Institute Issue):
Series 2003-A, 3.07% 2038[1] Series 2003-B, 3.00% 2038[1]	$1,150 2,400	$1,150 2,400	>	1.37%
Industrial Dev. Auth. of the City of Roanoke, Virginia,
Hospital Rev. Ref. Bonds (Carilion Health System
Obligated Group):
Series 2002-B, 3.07% 2027 (preref. 2006)[1] Series 2002-D, 3.08% 2027 (preref. 2006)[1] Series 2002-E, 3.08% 2027 (preref. 2006)[1]	1,670 1,400 870	1,670 1,400 870	>	1.52
Other securities		500.19
Total short-term securities (cost: $7,990,000)		7,990		3.08
Total investment securities (cost: $249,488,000)		256,537		98.86
Other assets less liabilities		2,953		1.14
Net assets		$259,490		100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

AMT	=	Alternative Minimum Tax	Facs.	=	Facilities	Ref.	=	Refunding
Auth.	=	Authority	Fin.	=	Finance	Rev.	=	Revenue
Dev.	=	Development	Fncg.	=	Financing
Econ.	=	Economic	G.O.	=	General Obligation
Fac.	=	Facility	Preref.	=	Prerefunded

The Tax-Exempt Fund of Virginia

Financial statements	Unaudited

Statement of assets and liabilities at January 31, 2006
	(dollars and shares in thousands,except per-share amounts)
Assets:
Investment securities at market (cost: $249,488)		$256,537
Cash		128
Receivables for:
Sales of Fund’s shares	$396
Interest	3,159
Other assets	31	3,586
		260,251
Liabilities:
Payables for:
Repurchases of Fund’s shares	283
Dividends on Fund’s shares	251
Management services	71
Services provided by affiliates	143
Deferred trustees’ compensation	12
Other fees and expenses	1	761
Net assets at January 31, 2006		$259,490
Net assets consist of:
Capital paid in on shares of beneficial interest		$252,265
Undistributed net investment income		173
Undistributed net realized gain		3
Net unrealized appreciation		7,049
Net assets at January 31, 2006		$259,490

Shares of beneficial interest issued and outstanding (unlimited shares authorized): 15,729 total shares outstanding
	Net assets	Shares outstanding	Net asset value per share[1]
Class A	$217,704	13,196	$16.50
Class B	12,854	779	16.50
Class C	15,479	939	16.50
Class F	11,205	679	16.50
Class R-5	2,248	136	16.50

[1]	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.14.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial statements	(unaudited)

Statement of operations for the six months ended January 31, 2006

Investment income:	(dollars in thousands)
Income:
Interest		$5,506
Fees and expenses:[1]
Investment advisory services	$259
Business management services	204
Distribution services	428
Transfer agent services	28
Administrative services	13
Reports to shareholders	8
Registration statement and prospectus	5
Postage, stationery and supplies	4
Trustees’ compensation	13
Auditing and legal	27
Custodian	1
Federal and state taxes	–*
Other	1
Total fees and expenses before waivers	991
Less waiver of fees and expenses:
Investment advisory services	26
Business management services	20
Total fees and expenses after waivers		945
Net investment income		4,561

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		4
Net unrealized depreciation on investments		(2,026)
Net realized gain and unrealized depreciation
on investments		(2,022)
Net increase in net assets resulting from operations		$2,539

[1]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
*	Amount less than one thousand.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Statements of changes in net assets

	(dollars in thousands)

	Six months ended January 31, 2006*	Year ended July 31, 2005
Operations:
Net investment income	$4,561	$8,358
Net realized gain on investments	4	536
Net unrealized (depreciation) appreciation on investments	(2,026)	1,302
Net increase in net assets resulting from operations	2,539	10,196

Dividends paid or accrued to shareholders from net investment income	(4,604)	(8,259)

Capital share transactions	11,548	21,263

Total increase in net assets	9,483	23,200

Net assets:
Beginning of period	250,007	226,807
End of period (including undistributed net investment income: $173 and $255, respectively)	$259,490	$250,007

* Unaudited.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial highlights[1]

		Income from investment operations[2]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 1/31/2006[5]	$16.63	$.31	$(.13)	$.18
Year ended 7/31/2005	16.48	.61	.14	.75
Year ended 7/31/2004	16.32	.60	.16	.76
Year ended 7/31/2003	16.57	.60	(.21)	.39
Year ended 7/31/2002	16.29	.66	.31	.97
Year ended 7/31/2001	15.57	.72	.72	1.44
Class B:
Six months ended 1/31/2006[5]	16.63	.24	(.13)	.11
Year ended 7/31/2005	16.48	.49	.14	.63
Year ended 7/31/2004	16.32	.48	.16	.64
Year ended 7/31/2003	16.57	.47	(.21)	.26
Year ended 7/31/2002	16.29	.54	.31	.85
Year ended 7/31/2001	15.57	.59	.72	1.31
Class C:
Six months ended 1/31/2006[5]	16.63	.24	(.13)	.11
Year ended 7/31/2005	16.48	.47	.14	.61
Year ended 7/31/2004	16.32	.45	.16	.61
Year ended 7/31/2003	16.57	.45	(.21)	.24
Year ended 7/31/2002	16.29	.52	.31	.83
Period from 4/18/2001 to 7/31/2001	16.01	.14	.29	.43
Class F:
Six months ended 1/31/2006[5]	16.63	.30	(.13)	.17
Year ended 7/31/2005	16.48	.59	.14	.73
Year ended 7/31/2004	16.32	.58	.16	.74
Year ended 7/31/2003	16.57	.58	(.21)	.37
Year ended 7/31/2002	16.29	.56	.31	.87
Period from 4/4/2001 to 7/31/2001	16.18	.18	.13	.31
Class R-5:
Six months ended 1/31/2006[5]	16.63	.32	(.13)	.19
Year ended 7/31/2005	16.48	.64	.14	.78
Year ended 7/31/2004	16.32	.63	.16	.79
Year ended 7/31/2003	16.57	.63	(.21)	.42
Period from 7/15/2002 to 7/31/2002	16.55	.03	.02	.05

	Six months ended
	January 31,	Year ended July 31
	2006[5]	2005	2004	2003	2002	2001
Portfolio turnover rate
for all classes of shares	1%	13%	8%	4%	10%	5%

The Tax-Exempt Fund of Virginia

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income to average net assets

$(.31)	$—	$(.31)	$16.50	1.06%	$218.68%[6]			.64%[6]		3.62%[6]
(.60)	—	(.60)	16.63	4.59	210.69			.67		3.62
(.60)	—	(.60)	16.48	4.67	189.70			.70		3.60
(.60)	(.04)	(.64)	16.32	2.32	189.71			.71		3.61
(.66)	(.03)	(.69)	16.57	6.08	169.73			.73		4.05
(.72)	—	(.72)	16.29	9.40	132.78			.78		4.47

(.24)	—	(.24)	16.50	.69	13	1.43	[6]	1.40	[6]	2.88[6]
(.48)	—	(.48)	16.63	3.82	13	1.45		1.43		2.87
(.48)	—	(.48)	16.48	3.90	14	1.45		1.45		2.84
(.47)	(.04)	(.51)	16.32	1.56	14	1.46		1.46		2.81
(.54)	(.03)	(.57)	16.57	5.28	7	1.48		1.48		3.26
(.59)	—	(.59)	16.29	8.56	3	1.51		1.51		3.57

(.24)	—	(.24)	16.50	.67	15	1.47	[6]	1.43	[6]	2.84	[6]
(.46)	—	(.46)	16.63	3.70	16	1.57		1.55		2.75
(.45)	—	(.45)	16.48	3.77	15	1.58		1.58		2.72
(.45)	(.04)	(.49)	16.32	1.43	14	1.60		1.60		2.72
(.52)	(.03)	(.55)	16.57	5.15	8	1.62		1.62		3.13
(.15)	—	(.15)	16.29	2.69	1.46			.46		.89

(.30)	—	(.30)	16.50	1.03	11.75		[6]	.71	[6]	3.54	[6]
(.58)	—	(.58)	16.63	4.46	9.82			.80		3.50
(.58)	—	(.58)	16.48	4.54	7.83			.83		3.48
(.58)	(.04)	(.62)	16.32	2.17	3.85			.85		3.44
(.56)	(.03)	(.59)	16.57	5.44	1	1.23		1.23		3.51
(.20)	—	(.20)	16.29	1.95	—[7]	.31		.31		1.26

(.32)	—	(.32)	16.50	1.15	2.50		[6]	.47	[6]	3.80	[6]
(.63)	—	(.63)	16.63	4.77	2.52			.50		3.81
(.63)	—	(.63)	16.48	4.85	2.52			.52		3.78
(.63)	(.04)	(.67)	16.32	2.49	2.53			.53		3.79
(.03)	—	(.03)	16.57	.29	2.02			.02		.16

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Based on average shares outstanding.
[3]	Total returns exclude all sales charges, including contingent deferred sales charges.
[4]
The ratios in this column reflect the impact, if any, of certain waivers. During some of the periods shown, Capital Research and Management Company (CRMC) and Washington Management Corporation (WMC) reduced fees for investment advisory services and business management services for all share classes.

[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $1 million.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I

Notes to financial statements	(unaudited)

1. Organization and significant accounting policies

Organization —The American Funds Tax-Exempt Series I (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the “Funds”). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Each Fund offers five share classes, some of which are available only to limited categories of investors. The Funds’ share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

The American Funds Tax-Exempt Series I

Security valuation —  Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the Trust’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations —  Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and share-holder services, are charged directly to the respective share class.

The American Funds Tax-Exempt Series I

Dividends and distributions to shareholders — Dividends paid to shareholders are declared daily after the determination of the Funds’ net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from Federal income taxes; however, the Funds may earn taxable income from certain investments.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. As of January 31, 2006, the cost of investment securities for Federal income tax purposes was $229,165,000 and $249,282,000 for the Maryland Fund and the Virginia Fund, respectively.

During the six months ended January 31, 2006, the Virginia Fund reclassified $39,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of January 31, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Maryland
Undistributed net investment income	$234
Accumulated short-term capital losses	(70)
Accumulated long-term capital losses	(122)
Gross unrealized appreciation on investment securities	7,616
Gross unrealized depreciation on investment securities	(372)
Net unrealized appreciation on investment securities	7,244

The American Funds Tax-Exempt Series I

Virginia
Undistributed net investment income	$237
Accumulated short-term capital losses	(1)
Undistributed long-term capital gains	4
Gross unrealized appreciation on investment securities	7,714
Gross unrealized depreciation on investment securities	(459)
Net unrealized appreciation on investment securities	7,255

For the Maryland Fund, accumulated short-term and long-term capital losses above include capital loss carryforwards of $21,000 and $1,000 expiring in 2012 and 2013, respectively. For the Virginia Fund, accumulated short-term capital losses above include a capital loss carryforward of $1,000 expiring in 2012. The capital loss carryforwards will be used to offset any capital gains realized by the Funds in the current year or in subsequent years through the expiration dates. The Funds will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended January 31, 2006, the Maryland Fund realized, on a tax basis, a net capital gain of $41,000, which was offset by capital losses of $211,000 that were realized during the period November 1, 2004 through July 31, 2005. During the six months ended January 31, 2006, the Virginia Fund realized, on a tax basis, a net capital gain of $4,000.

Ordinary income distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

Maryland
Share class	Six months ended January 31, 2006	Year ended July 31, 2005
Class A	$3,314	$6,246
Class B	287	579
Class C	350	595
Class F	131	202
Class R-5	66	145
Total	$4,148	$7,767

The American Funds Tax-Exempt Series I

(continued)

Virginia
Share class	Six months ended January 31, 2006	Year ended July 31, 2005
Class A	$3,958	$7,081
Class B	193	386
Class C	231	420
Class F	179	290
Class R-5	43	82
Total	$4,604	$8,259

3. Fees and transactions with related parties

Business management services —The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds’ contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each Fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). WMC is currently waiving 10% of its business management services fees. During the six months ended January 31, 2006, total business management fees waived by WMC were $19,000 and $20,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $183,000, which was equivalent to an annualized rate of 0.163%, was reduced to $164,000, or 0.146% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $204,000, which was equivalent to an annualized rate of 0.158%, was reduced to $184,000, or 0.142% of average daily net assets. During the six months ended January 31, 2006, WMC paid the Maryland and Virginia Funds’ investment adviser $1,175,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG, earned $8,000 and $29,000 on its retail sales of shares and distribution plans of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment accounts of the Funds.

The American Funds Tax-Exempt Series I

Investment advisory services — Capital Research and Management Company (CRMC), the Funds’ investment adviser, is the parent company of American Funds Service Company (AFS), the Funds’ transfer agent, and American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds’ shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and decreasing to 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund’s monthly gross income. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended January 31, 2006, total investment advisory services fees waived by CRMC were $23,000 and $26,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $232,000, which was equivalent to an annualized rate of 0.206%, was reduced to $209,000, or 0.186% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $259,000, which was equivalent to an annualized rate of 0.201%, was reduced to $233,000, or 0.181% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the next page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

The American Funds Tax-Exempt Series I

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2006, unreimbursed expenses subject to reimbursement totaled $85,000 for the Maryland Fund and $227,000 for the Virginia Fund.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services — The Funds have a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services — The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended January 31, 2006, were as follows (dollars in thousands):

Maryland
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$217	$21	Not applicable	Not applicable
Class B	93	3	Not applicable	Not applicable
Class C	114	Included in	$9	$1
Class F	9	administrative	3	–*
Class R-5	Not applicable	services	2	–*
Total	$433	$24	$14	$1
*Amount less than one thousand.

The American Funds Tax-Exempt Series I

Virginia
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$271	$26	Not applicable	Not applicable
Class B	66	2	Not applicable	Not applicable
Class C	79	Included in	$6	$1
Class F	12	administrative	4	1
Class R-5	Not applicable	services	1	–*
Total	$428	$28	$11	$2
*Amount less than one thousand.

Deferred trustees’ compensation — Since the adoption of the deferred compensation plan in 1994, independent trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. Trustees’ compensation of $13,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $12,000 for each Fund in current fees (either paid in cash or deferred) and a net increase of $1,000 in each Fund in the value of the deferred amounts.

Affiliated officers and trustees — All the officers of the Trust and two of its trustees are affiliated with WMC and received no compensation directly from the Funds.

4. Investment tansactions

The Maryland Fund and Virginia Fund made purchases of investment securities, excluding short-term securities, of $18,258,000 and $17,307,000, and sales of $6,648,000 and $2,587,000, respectively, during the six months ended January 31, 2006.

The American Funds Tax-Exempt Series I

5. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2006
Class A	$18,076	1,126	$2,360	147	$(15,096)	(940)	$5,340	333
Class B	746	46	189	12	(996)	(62)	(61)	(4)
Class C	3,471	216	247	15	(3,410)	(212)	308	19
Class F	2,330	145	81	5	(585)	(37)	1,826	113
Class R-5	1,000	62	54	4	(1,092)	(68)	(38)	(2)
Total net increase (decrease)	$25,623	1,595	$2,931	183	$(21,179)	(1,319)	$7,375	459

Year ended July 31, 2005
Class A	$43,771	2,707	$4,289	265	$(32,874)	(2,035)	$15,186	937
Class B	1,344	83	384	24	(2,019)	(125)	(291)	(18)
Class C	7,403	458	430	27	(2,719)	(168)	5,114	317
Class F	2,013	125	131	8	(1,042)	(65)	1,102	68
Class R-5	400	24	97	6	—	—	497	30
Total net increase (decrease)	$54,931	3,397	$5,331	330	$(38,654)	(2,393)	$21,608	1,334

[1]	Includes exchanges between share classes of the Fund.

The American Funds Tax-Exempt Series I

Virginia
	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2006

Class A	$27,788	1,680	$2,649	160	$(20,797)	(1,259)	$9,640	581
Class B	404	25	152	9	(928)	(56)	(372)	(22)
Class C	2,183	132	168	10	(2,459)	(148)	(108)	(6)
Class F	2,476	150	108	7	(239)	(15)	2,345	142
Class R-5	—	—	43	2	—	—	43	2
Total net increase (decrease)	$32,851	1,987	$3,120	188	$(24,423)	(1,478)	$11,548	697

Year ended July 31, 2005

Class A	$41,385	2,478	$4,707	282	$(26,407)	(1,581)	$19,685	1,179
Class B	853	51	303	18	(1,798)	(108)	(642)	(39)
Class C	3,923	235	315	19	(3,596)	(216)	642	38
Class F	3,177	190	163	10	(1,844)	(111)	1,496	89
Class R-5	—	—	82	5	—	—	82	5
Total net increase (decrease)	$49,338	2,954	$5,570	334	$(33,645)	(2,016)	$21,263	1,272

[1]	Includes exchanges between share classes of the Fund.

The American Funds Tax-Exempt Series I

Expense example	(unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 through January 31, 2006).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

The American Funds Tax-Exempt Series I

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland
	Beginning account value 8/1/2005	Ending account value 1/31/2006	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,013.77	$3.45	.68%
Class A — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class B — actual return	1,000.00	1,009.99	7.24	1.43
Class B — assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class C — actual return	1,000.00	1,009.72	7.50	1.48
Class C — assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class F — actual return	1,000.00	1,013.38	3.81	.75
Class F — assumed 5% return	1,000.00	1,021.42	3.82	.75
Class R-5 — actual return	1,000.00	1,014.65	2.54	.50
Class R-5 — assumed 5% return	1,000.00	1,022.68	2.55	.50

The Tax-Exempt Fund of Virginia
	Beginning account value 8/1/2005	Ending account value 1/31/2006	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,010.62	$3.24	.64%
Class A — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class B — actual return	1,000.00	1,006.86	7.08	1.40
Class B — assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class C — actual return	1,000.00	1,006.67	7.23	1.43
Class C — assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class F — actual return	1,000.00	1,010.29	3.60	.71
Class F — assumed 5% return	1,000.00	1,021.63	3.62	.71
Class R-5 — actual return	1,000.00	1,011.52	2.38	.47
Class R-5 — assumed 5% return	1,000.00	1,022.84	2.40	.47

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

The Tax-Exempt Fund of Maryland

Other share class results	(unaudited)

Class B, Class C and Class F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2005 (the most recent calendar quarter):

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	-2.71%	+3.87%	+4.57%
Not reflecting CDSC	+2.25%	+4.21%	+4.71%
Class C shares — first sold 4/12/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+1.17%	—	+4.00%
Not reflecting CDSC	+2.16%	—	+4.00%
Class F shares* — first sold 6/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	+2.90%	—	+4.58%

The Fund’s investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights table on page 12 for details.

*These shares are sold without any initial or contingent deferred sales charge.

The Tax-Exempt Fund of Virginia

Other share class results	(unaudited)

Class B, Class C and Class F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2005 (the most recent calendar quarter):

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	-3.38%	+3.45%	+4.52%
Not reflecting CDSC	+1.56%	+3.80%	+4.66%
Class C shares — first sold 4/18/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+0.49%	—	+3.67%
Not reflecting CDSC	+1.47%	—	+3.67%
Class F shares* — first sold 4/4/01
Not reflecting annual asset-based fee charged by sponsoring firm	+2.21%	—	+4.09%

The Fund’s investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

*These shares are sold without any initial or contingent deferred sales charge.

The American Funds Tax-Exempt Series I

Board of trustees and officers

Board of trustees
Cyrus A. Ansary, Chairman of the Board (Independent and Non-Executive)
James H. Lemon, Jr., Vice Chairman of the Board
Jeffrey L. Steele, President
Daniel J. Callahan III
R. Clark Hooper
James C. Miller III
Katherine D. Ortega
J. Knox Singleton

Chairman Emeritus
Stephen Hartwell

Other officers
Michael W. Stockton, Vice President, Treasurer and Assistant Secretary
Lois A. Erhard, Vice President
J. Lanier Frank, Assistant Vice President
Jennifer L. Butler, Secretary
Ashley L. Shaw, Assistant Secretary

Offices

Offices of the Funds and	Custodian of assets
of the business manager	JPMorgan Chase Bank
Washington Management Corporation	270 Park Avenue
1101 Vermont Avenue, NW	New York, NY 10017-2070
Washington, DC 20005-3521
202/842-5665	Counsel
Dechert LLP
Investment adviser	1775 I Street, NW
Capital Research and Management Company	Washington, DC 20005-3987
333 South Hope Street
Los Angeles, CA 90071-1406	Independent registered public accounting firm
PricewaterhouseCoopers LLP
135 South State College Boulevard	350 South Grand Avenue
Brea, CA 92821-5823	Los Angeles, CA 90071-2889

Transfer agent	Principal underwriter
American Funds Service Company	American Funds Distributors, Inc.
P.O. Box 2280	333 South Hope Street
Norfolk, VA 23501-2280	Los Angeles, CA 90071-1406

There are several ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. For the Maryland and Virginia Funds, Class B shares were subject to higher annualized expenses (0.75 percentage points for the Maryland Fund and 0.76 percentage points for the Virginia Fund) than those for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to higher annualized expenses (0.80 percentage points for the Maryland Fund and 0.79 percentage points for the Virginia Fund) than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.07 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Funds. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The Funds file their proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete January 31, 2006, portfolio of the Funds’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term®

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 - Code of Ethics

Not applicable to this filing.

ITEM 3 - Audit Committee Financial Expert

Not applicable to this filing.

ITEM 4 - Principal Accountant Fees and Services

Not applicable to this filing.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

Tax-Exempt Fund of Maryland®
Investment portfolio

January 31, 2006
		unaudited

	Principal amount	Market value
Bonds & notes — 95.93%	(000)	(000)

MARYLAND — 85.25%
STATE ISSUERS — 48.08%

Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$ 2,000	$ 2,027

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2008	1,610	1,646

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2009	1,680	1,740

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022	900	921
Dept. of Transportation, Consolidated Transportation Bonds, Ref. Series 2003, 4.00% 2008	1,000	1,020
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,275
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,448
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,074
Dept. of Transportation, Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008	1,415	1,467
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012	1,000	1,076
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013	1,500	1,642
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014	1,755	1,890
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019	1,500	1,636
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	2,000	2,405

Econ. Dev. Corp., Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.30% 2016 (put 2006)	2,000	1,994

Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	3,425	3,696

Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	2,230	2,413

Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010	3,500	3,632
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010	2,000	2,176
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011	1,000	1,095
G.O. Bonds, State and Local Facs., First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,681
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series W, 5.00% 2011 (preref. 2009)	500	531
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)	2,000	2,142
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009	1,000	1,055

Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	1,500	1,518

Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	1,640	1,661

Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	904

Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, FSA insured, 5.125% 2028	1,000	1,040

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)

Health and Higher Educational Facs. Auth., Rev. Bonds (Good Samaritan Hospital Issue), Series 1993, 5.70% 2009 (escrowed to maturity)	$1,000	$ 1,059

Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	1,680	1,735

Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,034
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,051
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012	1,000	1,061
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014	2,450	2,618
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018	1,000	1,066
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,698
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035	2,000	2,109
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-B, 5.00% 2008	1,000	1,011
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,059
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	2,000	2,050
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2008	1,500	1,552
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2009	400	418

Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,283
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	1,000	1,041
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	1,068
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 1998, 5.25% 2014	2,505	2,659
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011	1,000	1,069
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013	1,000	1,064
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,031
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,058
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	500	557
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,890
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,048

Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	2,000	2,269
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Roland Park Place Issue), Series 1999, 5.50% 2014	525	531
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035	1,000	1,041
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC insured, 5.00% 2020	1,375	1,468

Northeast Maryland Waste Disposal Auth., Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project), Series 1998, AMT, 5.00% 2012	2,500	2,550

Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds (Montgomery County Resource Recovery Project), Series 1993-A, AMT, 6.00% 2007	1,000	1,026

Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.25% 2009	1,000	1,046

Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010	2,500	2,669

Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,081

Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,144
Transportation Auth., Facs. Project, Rev. Bonds (Transportation Facs. Projects), Series 1992, 5.80% 2006	1,000	1,011
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,015
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.00% 2013	1,010	1,083
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022	2,000	2,127
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2013	1,500	1,624
		109,779

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS — 37.17%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	$2,000	$2,019
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	3,000	3,026
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,263
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,450
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012	1,000	1,091
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	2,000	2,267
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,500	1,757
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	1,520	1,555
Baltimore Convention Center, Hotel Rev. Bonds (Baltimore Convention Center Hotel), Series A, XLCA insured, 5.25% 2019	1,000	1,097
Baltimore Convention Center, Hotel Rev. Bonds (Baltimore Convention Center Hotel), Series A, XLCA insured, 5.00% 2032	1,250	1,298
Baltimore Convention Center, Hotel Rev. Bonds (Baltimore Convention Center Hotel), Series B, 5.875% 2039	2,500	2,603
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	2,000	2,157
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	3,000	3,300
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,625

Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.), Series 1996-A, FGIC insured, 5.90% 2009	1,500	1,618

Mayor and City Council of Baltimore, Port Fac. Rev. Bonds (Consolidation Coal Sales Company Project), Series 1984-B, 6.50% 2011	500	529
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, MBIA insured, 5.00% 2021	1,030	1,102
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	410	450
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC insured, 5.00% 2021	1,225	1,294
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC insured, 6.00% 2015	1,500	1,706
Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island Fac.), Series 1997, MBIA insured, 5.00% 2009	1,000	1,045

Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019	1,265	1,327

Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	1,000	1,068
Frederick County, G.O. Public Facs. Bonds, Series 2000, 5.10% 2017 (preref. 2010)	1,000	1,082
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,159
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	1,000	1,044
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,461	1,529
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)	205	224
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	864
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,755
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	981
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,069
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)	1,000	1,079
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2011	1,000	1,060
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2012	1,000	1,064
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,172
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B, 4.80% 2009	430	433
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B, 4.90% 2010	355	367
Montgomery County, Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A, 6.00% 2014 (preref. 2006)	2,355	2,444
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,080
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	2,260	2,472
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	750	796
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,680	1,903

Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Langley Garden Apartments Project), Series 1997-A, AMT, 5.60% 2017	1,130	1,179

Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	440	435

Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	1,024

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)

Industrial Dev. Auth. of Prince George's County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, MBIA insured, 5.00% 2014	$1,500	$ 1,615
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	4,000	4,034
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 8.00% 2026	1,750	1,844
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	2,450	2,476
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,765
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref. Bonds of 2001, 4.50% 2015	3,000	3,109

Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Sewage Disposal Ref. Bonds of 2003, 5.00% 2012	1,000	1,082

Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019	1,000	1,082
		84,869

PUERTO RICO — 8.37%
Electric Power Auth., Rev. Bonds, Series DD, FSA insured, 4.50% 2019	1,000	1,023
Electric Power Auth., Rev. Ref. Bonds, Series GG, FSA insured, 4.75% 2021	1,020	1,049
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,067
Electric Power Auth., Rev. Ref. Bonds, Series Y, MBIA insured, 7.00% 2007	1,000	1,050
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	2,000	2,115
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,894
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026	455	541
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	56
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	3,755	4,087
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	2,500	2,705
Public Improvement G.O. Ref. Bonds, Series 1998, 5.00% 2007	500	511
		19,098

VIRGIN ISLANDS — 1.62%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,500	1,566
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,042
Public Fin. Auth., Rev. Bonds (Gross Receipts Taxes Loan Note), Series 2003-A, FSA insured, 5.25% 2017	1,000	1,100
		3,708

DISTRICT OF COLUMBIA — 0.69%
Washington Metropolitan Area Transit Auth., Gross Transit Rev. Ref. Bonds, Series 1993, FGIC insured, 6.00% 2008	1,480	1,573

Total bonds & notes (cost: $211,939,000)		219,027

Short-term securities — 7.61%

Baltimore County, Maryland, Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project), Series 2001, 3.08% 2026[1]	2,775	2,775

Maryland Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project), Series 2004-A, AMBAC insured, 3.08% 2034[1]	1,600	1,600

Maryland Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project), Series 2004-B, AMBAC insured, 3.12% 2034[1]	600	600

Maryland Econ. Dev. Corp., Rev. Bonds (American Urological Association Education and Research, Inc. Project), Series 2002, 3.03% 2032[1,2]	1,000	1,000
Maryland Econ. Dev. Corp., Rev. Bonds (CHF - College Park, LLC - South Campus Project), Series 2000-A, 3.05% 2032[1,2]	1,300	1,300

Maryland Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental Biology Project), Series 2002-A, 3.08% 2030[1,2]	2,500	2,500

		unaudited

	Principal amount	Market value
Short-term securities	(000)	(000)

Maryland Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 3.00% 2029[1,2]	$4,207	$4,207

Maryland Transportation Auth., Passsenger Fac. Charge Rev. Bonds (Baltimore/Washington International Airport Facs. Projects), Series 2003-B, AMT, 3.06% 2007[1]	1,000	1,000

Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Multi-Modal Bond Anticipation Notes, Series 2003-B, 2.95% 2023[1]	2,400	2,400

Total short-term securities (cost: $17,382,000)		17,382

Total investment securities (cost: $229,321,000)		236,409
Other assets less liabilities		(8,081)

Net assets		$228,328

[1]Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Tax-Exempt Fund of Virginia®
Investment portfolio

January 31, 2006
		unaudited

	Principal amount	Market value
Bonds & notes — 95.78%	(000)	(000)

VIRGINIA — 82.63%
STATE ISSUERS — 30.95%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College Program), Series 1998, 5.00% 2017	$1,000	$1,030
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011	1,530	1,640
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)	3,500	3,643
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,138
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project),
Series 1998, MBIA insured, 5.00% 2016	500	524
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013	1,000	1,068
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014	1,815	1,947
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010	1,300	1,413
Commonwealth Transportation
Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	5,103
G.O. Bonds, Series 1997, 5.00% 2012 (preref. 2007)	940	961
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.55% 2010	1,000	1,033
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.65% 2011	1,000	1,035
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,271
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016	710	730
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010	1,185	1,213
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009	1,320	1,354
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010	1,240	1,272
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	849

Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2011	1,000	1,063

Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2014	1,000	1,063

Peninsula Ports Auth., Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate Project), Series 1994, 6.875% 2010 (preref. 2005)	765	776
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2008	1,200	1,244
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2009	1,100	1,149
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,063
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,939
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,000	1,039
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2011 (preref. 2008)	2,100	2,182
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)	1,000	1,095
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	1,000	1,090
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,900
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	1,000	1,118
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,118
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-A, 5.25% 2007	2,000	2,057
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009 (preref. 2008)	120	124
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009	2,880	2,982
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014	1,000	1,074

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009	$1,500	$ 1,529
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,156
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,074
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,589
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015 (preref. 2010)	1,000	1,076
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2001-B, AMT, FSA insured, 4.375% 2010	1,490	1,538
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014	1,460	1,585
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003, 5.00% 2020	2,000	2,124
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, MBIA insured, 5.00% 2016	1,000	1,057
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 4.75% 2017	1,485	1,476
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,224
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	2,000	2,032
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026	2,500	2,539

Virginia Polytechnic Institute and State University, University Services System and General Rev. Pledge Bonds, Series 1996-C, 5.35% 2009 (preref. 2006)	1,000	1,027
		80,326

CITY & COUNTY ISSUERS — 51.68%

Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2008	1,015	1,046

Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2009	1,020	1,060

Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,972
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011	1,000	1,122
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012	1,000	1,137

Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,904

Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	2,100	2,137

Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,099
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009	1,300	1,397
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	1,500	1,650
City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008	1,000	1,055
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	3,000	3,242
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009	330	331
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,163

City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027	1,640	1,733

Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,731

Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012	500	536

Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029	2,500	2,715

Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011	1,500	1,549

Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2007	750	768

Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,062

Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,740

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)

Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, FSA insured, 5.25% 2019	$1,000	$1,108
Fairfax County, Public Improvement and Ref. Bonds, Series 2004-A, 5.00% 2006	1,300	1,304

Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, FHA insured, 5.05% 2010	855	875
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,106
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,128
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,543
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014	1,000	1,086
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015	1,500	1,623
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013	2,240	2,415
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014	1,000	1,084
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011	1,000	1,075
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 4.00% 2009	500	506
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,293
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2020	1,000	1,073
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2022	1,640	1,749

Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010	1,375	1,539
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018	1,500	1,773

Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Bonds (Virginia Baptist Homes, Inc.), Series 2006-A, 5.50% 2038	1,500	1,501
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	613

Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	1,000	968

Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds (Memorial Hospital of Martinsville and Henry County), Series 1997, 6.00% 2017 (preref. 2007)	1,000	1,034

Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,274

Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	755

Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project), Series 2003-A, AMT, 4.10% 2023 (put 2009)	1,000	994

Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,490	2,622

Industrial Dev. Auth. of Loudoun County, Public Safety Fac. Lease Rev. Bonds (Loudoun County Public Safety Facs. Project), FSA insured, 5.25% 2016	1,000	1,089

Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	2,114
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	1,939
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)	1,000	1,067
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)	500	544
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014 (preref. 2011)	1,185	1,274
City of Manassas, G.O. Bonds, Series 1997-A, 5.00% 2013 (preref. 2008)	1,000	1,050
City of Newport News, G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016	1,585	1,704
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,073
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	1,000	1,062
City of Norfolk, G.O. Capital Improvement and Ref. Bonds, Series 2002, MBIA insured, 5.00% 2011	1,000	1,067

Industrial Dev. Auth. of the City of Norfolk, Health Care Rev. Bonds (Bon Secours Health System), Series 1997, MBIA insured, 5.00% 2007	1,250	1,281
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014	1,485	1,573
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015	1,565	1,659

County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,058

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	$2,448	$ 2,600

Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	827	850

Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	455	478
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2014	1,000	1,087
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,753
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	1,000	1,099
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2005-B, FSA insured, 5.00% 2014	1,500	1,631
City of Richmond, Public Utility Rev. Ref. Bonds, Series 1998-A, 5.25% 2009	1,500	1,565
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012	1,000	1,090
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017	1,120	1,250
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015	1,000	1,077

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,791
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011	1,000	1,051

City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011	1,000	1,105

City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,398
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017	1,500	1,630
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021	2,000	2,113
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,618
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)	2,425	2,618
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,614
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)	1,500	1,614
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,476
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,096

County of Isle of Wight Industrial Dev. Auth., Environmental Improvement Rev. Bonds (International Paper Co. Projects), Series 2000-A, AMT, 6.60% 2024	2,590	2,774

County of Isle of Wight Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.05% 2014	1,000	964

Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	1,005

Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	1,007

Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	1,008
		134,106

DISTRICT OF COLUMBIA — 6.36%
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, 5.50% 2007	1,500	1,543
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, MBIA insured, 5.25% 2010	1,000	1,046
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.50% 2014	1,000	1,075
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, MBIA insured, 5.25% 2017	1,000	1,076
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, FSA insured, 5.00% 2032	1,000	1,027
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2013	1,000	1,071
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2014	1,000	1,068
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,128
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC insured, 5.00% 2008	1,000	1,035
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-C-1, AMT, FSA insured, 5.00% 2008	1,000	1,035
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.25% 2012	1,000	1,070
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.00% 2019	1,000	1,041
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,288
		16,503

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

PUERTO RICO — 5.47%
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	$2,000	$ 2,114
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)	1,150	1,216
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,540	1,675
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	500	544
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2014	1,000	1,098
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, MBIA insured, 5.25% 2029 (put 2012)	2,000	2,164
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)	1,000	1,082
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	3,000	3,246
Public Improvement Ref. G.O. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	1,000	1,052
		14,191

VIRGIN ISLANDS — 1.32%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,000	1,044
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2007	1,000	1,032
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	808
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	537
		3,421

Total bonds & notes (cost: $241,498,000)		248,547

Short-term securities — 3.08%

Industrial Dev. Auth. of King George County, Variable Rate Demand Exempt Facility Rev. Bonds (Birchwood Power Partners, L.P. Project), Series 1994 B, 3.09% 2024[1]	500	500

Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-A, 3.07% 2038[1]	1,150	1,150

Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-B, 3.00% 2038[1]	2,400	2,400
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2002-B, 3.07% 2027 (preref. 2006)[1]	1,670	1,670

Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2002-D, 3.08% 2027 (preref. 2006)[1]	1,400	1,400

Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2002-E, 3.08% 2027 (preref. 2006)[1]	870	870

Total short-term securities (cost: $7,990,000)		7,990

Total investment securities (cost: $249,488,000)		256,537
Other assets less liabilities		2,953

Net assets		$259,490

[1]Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. Of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Purchase of Equity Securities by Closed End Management Investment Company and Affiliated Procedures

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)  Not applicable to this filing.

(b)  The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the
Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I
By /s/ Jeffrey L. Steele, President and PEO
Date: March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele, President and PEO

Date: March 30, 2006

By /s/ Michael W. Stockton, Vice President, Treasurer
           and Principal Financial Officer

Date: March 30, 2006